Recurring Fair Value Measurements - Summary of Change in the Fair Value of the PIPE with Reduction Right Liability (Detail) - PIPE with reduction right liability [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Reconciliation In Fair Value Of Private Investment In Public Equity Reduction Right Liability [Line Items]
Level 3 Derivative warrant liability Beginning Balance		$ 0
Issuance of PIPE with reduction right liability on December 22, 2023	$ 18,797,300
Change in fair value of PIPE reduction right liability	(544,290)
Level 3 Derivative warrant liability Ending Balance	$ 18,253,010